UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Core Opportunities Fund

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 82.7%
Health Care – 20.7%
Biotechnology – 4.7%
Biogen Idec, Inc.(a)	8,954	$3,667,469
Gilead Sciences, Inc.(a)	40,440	4,186,753

		7,854,222

Health Care Equipment & Supplies – 4.2%
Abbott Laboratories	55,280	2,618,613
Medtronic PLC	54,810	4,252,708

		6,871,321

Health Care Providers & Services – 4.4%
Premier, Inc. - Class A(a)	33,209	1,217,442
UnitedHealth Group, Inc.	53,600	6,090,568

		7,308,010

Pharmaceuticals – 7.4%
Eli Lilly & Co.	35,190	2,469,282
Pfizer, Inc.	152,620	5,237,919
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	78,400	4,470,368

		12,177,569

		34,211,122

Information Technology – 18.4%
Communications Equipment – 0.8%
F5 Networks, Inc.(a)	11,920	1,407,931

Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. - Class A	23,800	1,343,748

Internet Software & Services – 2.2%
Google, Inc. - Class C(a)	6,440	3,596,096

IT Services – 2.8%
Cognizant Technology Solutions Corp. - Class A(a)	17,350	1,084,115
Visa, Inc. - Class A	13,050	3,540,595

		4,624,710

Semiconductors & Semiconductor Equipment – 4.1%
Intel Corp.	114,250	3,798,812
Micron Technology, Inc.(a)	51,361	1,575,242
NVIDIA Corp.	64,650	1,426,179

		6,800,233

Software – 3.3%
Activision Blizzard, Inc.	118,956	2,774,054
ANSYS, Inc.(a)	15,770	1,355,747
Aspen Technology, Inc.(a)	35,336	1,364,146

		5,493,947

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	56,325	7,235,510

Company	Shares	U.S. $ Value
		$30,502,175

Consumer Discretionary – 15.5%
Automobiles – 1.3%
Harley-Davidson, Inc.	35,070	2,229,400

Hotels, Restaurants & Leisure – 1.0%
Wyndham Worldwide Corp.	17,750	1,623,770

Internet & Catalog Retail – 2.2%
Liberty Interactive Corp. - Class A(a)	78,122	2,306,943
Priceline Group, Inc. (The)(a)	1,080	1,336,478

		3,643,421

Media – 7.1%
Comcast Corp. - Class A	77,440	4,598,387
Time Warner, Inc.	58,670	4,802,726
Walt Disney Co. (The)	21,910	2,280,393

		11,681,506

Specialty Retail – 3.9%
Bed Bath & Beyond, Inc.(a)	19,517	1,457,139
Home Depot, Inc. (The)	35,580	4,082,805
PetSmart, Inc.	11,990	994,091

		6,534,035

		25,712,132

Financials – 12.4%
Banks – 1.6%
Wells Fargo & Co.	47,830	2,620,606

Capital Markets – 2.4%
BlackRock, Inc. - Class A	3,970	1,474,537
Goldman Sachs Group, Inc. (The)	13,410	2,545,084

		4,019,621

Diversified Financial Services – 4.7%
Berkshire Hathaway, Inc. - Class B(a)	52,640	7,759,662

Insurance – 3.7%
ACE Ltd.	27,390	3,122,734
Allstate Corp. (The)	21,140	1,492,484
Validus Holdings Ltd.	35,000	1,457,400

		6,072,618

		20,472,507

Industrials – 10.5%
Aerospace & Defense – 3.1%
Raytheon Co.	25,200	2,741,004
Rockwell Collins, Inc.	26,020	2,317,862

		5,058,866

Airlines – 3.8%
Alaska Air Group, Inc.	11,292	718,736
Delta Air Lines, Inc.	124,210	5,529,829

		6,248,565

Company	Shares	U.S. $ Value
Electrical Equipment – 0.7%
AMETEK, Inc.	21,460	$1,140,384

Industrial Conglomerates – 1.5%
Danaher Corp.	29,150	2,544,212

Machinery – 1.4%
Pall Corp.	14,140	1,425,454
Snap-on, Inc.	6,500	956,995

		2,382,449

		17,374,476

Consumer Staples – 5.2%
Beverages – 1.0%
Monster Beverage Corp.(a)	11,651	1,644,189

Food & Staples Retailing – 4.2%
CVS Health Corp.	58,270	6,052,505
Wal-Mart Stores, Inc.	10,700	898,051

		6,950,556

		8,594,745

Total Common Stocks

(cost $105,984,183)		136,867,157

SHORT-TERM INVESTMENTS – 17.6%
Investment Companies – 17.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(b) (c) (cost $29,015,192)	29,015,192	29,015,192

Total Investments – 100.3%
(cost $134,999,375)(d)		165,882,349
Other assets less liabilities – (0.3)%		(420,214)

Net Assets – 100.0%		$165,462,135

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,977,700 and gross unrealized depreciation of investments was $(94,726), resulting in net unrealized appreciation of $30,882,974.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$136,867,157	$—	$—	$136,867,157
Short-Term Investments	29,015,192	—	—	29,015,192

Total Investments in Securities	165,882,349	—	—	165,882,349
Other Financial Instruments**	—	—	—	—

Total+	$165,882,349	$—	$—	$165,882,349

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:April 20, 2015